SCHEDULE OF INFORMATION ABOUT PERFORMANCE RIGHTS (Details)	12 Months Ended
Jun. 30, 2022 AUD ($) shares $ / shares
Adam Kramer [member]
IfrsStatementLineItems [Line Items]
Grant date for options issued	Mar. 03, 2021
Number of options issued | shares	3,937,500
Dividend yield
Historic volatility and expected volatility	161.00%
Option exercise price | $ / shares	$ 0.009
Fair value of options at grant date | $ / shares	0.012
Weighted average exercise price | $ / shares	$ 0.008
Risk-free interest rate	0.11%
Expected life of an option	2 years 7 days
Model used	Binomial
Valuation amount | $	$ 47,250
Adam Kramer [member] | Pre Share Consolidation [member]
IfrsStatementLineItems [Line Items]
Number of options issued | shares	3,937,500
Adam Kramer [member] | Post Share Consolidation [member]
IfrsStatementLineItems [Line Items]
Number of options issued | shares
Mike Tonroe [member]
IfrsStatementLineItems [Line Items]
Grant date for options issued	Jun. 15, 2021
Number of options issued | shares	40,000,000
Dividend yield
Historic volatility and expected volatility	152.00%
Option exercise price | $ / shares	$ 0.0069
Fair value of options at grant date | $ / shares	0.0073
Weighted average exercise price | $ / shares	$ 0.008
Risk-free interest rate	0.085%
Expected life of an option	3 years
Model used	Binomial
Valuation amount | $	$ 291,428
Mike Tonroe [member] | Pre Share Consolidation [member]
IfrsStatementLineItems [Line Items]
Number of options issued | shares	40,000,000
Mike Tonroe [member] | Post Share Consolidation [member]
IfrsStatementLineItems [Line Items]
Number of options issued | shares
Carl Stubbings [member]
IfrsStatementLineItems [Line Items]
Grant date for options issued	Sep. 22, 2021
Number of options issued | shares	20,000,000
Dividend yield
Historic volatility and expected volatility	149.00%
Option exercise price | $ / shares	$ 0.0047
Fair value of options at grant date | $ / shares	0.0052
Weighted average exercise price | $ / shares	$ 0.008
Risk-free interest rate	0.16%
Expected life of an option	3 years
Model used	Binomial
Valuation amount | $	$ 103,104
Carl Stubbings [member] | Pre Share Consolidation [member]
IfrsStatementLineItems [Line Items]
Number of options issued | shares	20,000,000
Carl Stubbings [member] | Post Share Consolidation [member]
IfrsStatementLineItems [Line Items]
Number of options issued | shares	200,000
Kevin Camilleri [member]
IfrsStatementLineItems [Line Items]
Grant date for options issued	Nov. 22, 2021
Number of options issued | shares	20,000,000
Dividend yield
Historic volatility and expected volatility	150.00%
Option exercise price | $ / shares	$ 0.0038
Fair value of options at grant date | $ / shares	0.0042
Weighted average exercise price | $ / shares	$ 0.008
Risk-free interest rate	0.96%
Expected life of an option	3 years
Model used	Binomial
Valuation amount | $	$ 83,216
Kevin Camilleri [member] | Pre Share Consolidation [member]
IfrsStatementLineItems [Line Items]
Number of options issued | shares	20,000,000
Kevin Camilleri [member] | Post Share Consolidation [member]
IfrsStatementLineItems [Line Items]
Number of options issued | shares	200,000